Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Description of Plan [Line Items]
Plan Termination	PLAN TERMINATION
    Although the Company has not expressed an intent to do so, the Company has the right at any time to discontinue its contributions and to terminate the Plan, subject to the provisions of ERISA. At the date of any such termination, all participants would become fully vested in their accounts and the Administrative Committee of the Plan shall direct the Trustee to distribute to the participants all assets of the Plan, net of any termination expenses.